Temporary Equity and Stockholders' Deficiency (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of Fair Value Assumption of Warrants

Warrants granted during the year ended December 31, 2017 had a weighted average grant date value of $0.52, valued using the Black-Scholes pricing model, with the following assumptions:

Risk free interest rate	1.92%
Expected term (years)	5.00
Expected volatility	44.0%
Expected dividends	0.0%
Forfeiture rate	5.0%

Summary of Warrants Activity

A summary of warrants activity during the six months ended June 30, 2019 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, December 31, 2018	1,229,630	2.15
Issued
Exercised
Cancelled	(237,464)	2.30
Outstanding, June 30, 2019	992,166	$2.11	1.5	$-

Exercisable, June 30, 2019	992,166	$2.11	1.5	$-

A summary of warrants activity during the years ended December 31, 2018 and 2017 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value
Outstanding, December 31, 2016	1,901,480	$2.20
Issued	2,250	2.00
Exercised	-	-
Cancelled	(438,434)	2.30
Outstanding, December 31, 2017	1,465,296	2.17
Issued	-
Exercised	-
Cancelled	(235,666)	2.30
Outstanding, December 31, 2018	1,229,630	$2.15	1.9	$-

Exercisable, December 31, 2018	1,229,630	$2.15	1.9	$-

Schedule of Share-based Compensation, Equity Instruments Other Than Options, by Exercise Price Range

A summary of outstanding and exercisable warrants as of June 30, 2019 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants

$2.00	Common Stock	741,879	1.5	741,879
$2.30	Common Stock	61,980	0.5	61,980
$2.50	Common Stock	188,307	1.7	188,307
	Total	992,166		992,166

A summary of outstanding and exercisable warrants as of December 31, 2018 is presented below:

Warrants Outstanding			Warrants Exercisable
Exercise Price	Exercisable Into	Outstanding Number of Warrants	Weighted Average Remaining Life in Years	Exercisable Number of Warrants
$2.00	Common Stock	741,879	2.0	741,879
$2.30	Common Stock	299,444	0.5	299,444
$2.50	Common Stock	188,307	2.2	188,307
	Total	1,229,630		1,229,630

Schedule of Fair Value Assumptions of Stock Option

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. Assumptions used in applying the Black-Scholes option pricing model during the six months ended June 30, 2019 are as follows:

	For the Three Months Ended
	June 30,
	2019	2018

Risk free interest rate	2.43%	2.56%
Expected term (years)	3.6-5.0	5.0
Expected volatility	52%	43.50%
Expected dividends	0.00%	0.00%

Assumptions used in applying the Black-Scholes option pricing model during years ended December 31, 2018 and 2017, respectively, are as follows:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	2.96%	2.06%
Expected term (years)	3.6 - 5.0	3.5-4.5
Expected volatility	43.53%	42.30%
Expected dividends	0.00%	0.00%

Schedule of Share-based Compensation, Stock Options, Activity

A summary of options activity during the six months ended June 30, 2019 is presented below:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Term (Yrs)	Value

Outstanding, December 31, 2018	9,499,265	1.65
Granted	1,350,000	0.39
Exercised	-	-
Expired	(75,000)	1.10
Forfeited	(3,364,890)	2.24
Outstanding, June 30, 2019	7,409,375	$1.16	3.0

Exercisable, June 30, 2019	2,849,136	$1.93	1.5

A summary of options activity during the years ended December 31, 2018 and 2017 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, December 31, 2016	8,024,265	2.39
Granted	1,395,000	1.10
Exercised	-	-
Expired	(75,000)	3.85
Forfeited	(110,000)	2.39
Outstanding, December 31, 2017	9,234,265	2.18
Granted	2,830,000	0.65
Exercised	-	-
Expired	(2,505,000)	2.49
Forfeited	(60,000)	1.62
Outstanding, December 31, 2018	9,499,265	$1.65	2.5	$-

Exercisable, December 31, 2018	5,232,035	$2.25	1.3	$-

Schedule of Share-based Compensation, Shares Outstanding Under Stock Option Plans, by Exercise Price Range

The following table presents information related to stock options at June 30, 2019:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options
$0.39	1,350,000	-	-
$0.54	1,500,000	-	-
$0.77	1,320,000	3.63	412,501
$1.10	1,070,000	3.38	401,260
$2.20	1,242,000	1.08	1,117,000
$2.48	917,375	0.16	908,375
$3.30	10,000	0.94	10,000
	7,409,375	1.48	2,849,136

The following table presents information related to stock options as of December 31, 2018:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life in Years	Exercisable Number of Options

$0.54	1,500,000	-	0
$0.77	1,320,000	-	0
$1.10	1,370,000	3.9	342,500
$2.20	3,071,890	1.5	2,679,160
$2.48	2,237,375	0.7	2,210,375
	9,499,265	1.3	5,232,035